Property and equipment	12 Months Ended
Mar. 25, 2023
Property, Plant and Equipment [Abstract]
Property and equipment
5.	Property and equipment:
The components of property and equipment are as follows:

	As of
	March 25, 2023	March 26, 2022
	(In thousands)
Leasehold improvements	35,973	33,665
Furniture, fixtures and equipment	13,866	12,037
Software and electronic equipment	14,864	11,039

	64,703	56,741
Accumulated depreciation and impairment charges	(37,866)	(33,960)

	$26,837	$22,781

The Company wrote off $1.7 million of gross fixed assets that were fully amortized during the year ended March 25, 2023 (March 26, 2022—$6.2 million), mostly related to leasehold improvements. Property and equipment, having a cost of $0.3 million and net book value of $0.3 million at March 25, 2023, and a cost of $0.3 million and a net book value of $0.3 million at March 26, 2022, are under finance leasing arrangements.